Loans and Advances to Customers - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Reverse repurchase agreements	€ 180	€ 266
Finance leases [Member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions	136	150
Interest income on loans and receivables	251	269
Stage 1 [member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions	2	5
Stage 2 [member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions	6	11
Stage 3 [member]
Disclosure of financial assets [line items]
Allowance for finance lease receivables included in loan loss provisions	€ 128	€ 134